Schedule of Current and Deferred Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 29, 2014	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012
Current:
Federal and state			$ (1,603)	$ 3,947	$ 397
Foreign			(11,028)	(12,474)	(9,175)
Deferred:
Federal and state			(1,077)	36,689	90
Foreign			15,231	7,862	1,033
Income tax (provision) benefit	$ (4,548)	$ (5,700)	$ 1,523	$ 36,024	$ (7,655)